CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 1,455.9	$ 1,379.4	$ 1,499.1
Adjustments to reconcile net changes in net assets resulting from operations to net cash used in operating activities:
Deferred financing costs		3.8
Net realized loss on investments	331.4	62.1	105.7
Net change in unrealized appreciation on investments and mortgage loans payable	(1,391.6)	(1,073.3)	(1,181.7)
Purchase of real estate properties	(582.0)	(619.3)	(1,108.9)
Capital improvements on real estate properties	(196.1)	(186.3)	(162.7)
Proceeds from sale of real estate properties	435.8	449.8	335.9
Purchases of long term investments	(370.2)	(1,076.6)	(465.7)
Proceeds from sale of long term investments	224.9	675.5	38.3
(Increase) decrease in other investments	(550.0)	233.3	(392.3)
Change in due to (from) investment advisor	(13.1)	17.4	4.2
Increase in other assets	(21.4)	(30.6)	(61.3)
Increase in other liabilities	8.6	15.6	1.8
NET CASH USED IN OPERATING ACTIVITIES	(667.8)	(149.2)	(1,387.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received	900.0	208.1	185.0
Payments of mortgage loans	(830.2)	(9.2)	(17.8)
Premiums	2,251.0	1,923.5	2,321.0
Liquidity units redeemed	(325.4)	(940.3)
Annuity payments	(28.3)	(25.1)	(24.3)
Withdrawals and death benefits	(1,306.4)	(1,003.6)	(1,071.7)
NET CASH PROVIDED BY FINANCING ACTIVITIES	660.7	153.4	1,392.2
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7.1)	4.2	4.6
CASH AND CASH EQUIVALENTS
Beginning of period	21.7	17.5	12.9
End of period	14.6	21.7	17.5
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	116.2	117.0	109.2
Debt assumed in acquisition of property		$ 36.9